Shareholder’s Equity (Details) - USD ($)		6 Months Ended
	May 12, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 06, 2024	Mar. 23, 2023
Class of Stock [Line Items]
Statutory surplus reserve percentage		10.00%
Registered capital percentage		50.00%
Statutory reserve (in Dollars)		$ 89,685		$ 89,685
Share-based compensation expense (in Dollars)		3,301,143	$ 586,233
Consolidated net assets (in Dollars)		$ 1,672,114		709,286
IPO [Member]
Class of Stock [Line Items]
Share authorized					2,250,000
Common stock, par value (in Dollars per share)					$ 4
PRC [Member]
Class of Stock [Line Items]
Statutory surplus reserve percentage		10.00%
Registered capital percentage		50.00%
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars)		$ 10,938		$ 938
Share authorized		400,000,000		400,000,000
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common share outstanding		109,382,000		9,382,000
Common share issued		109,382,000		9,382,000
Number of vote		1
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Common share outstanding					2,250,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars)		$ 767		$ 767
Share authorized		100,000,000		100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common share outstanding		7,668,000		7,668,000
Common share issued		7,668,000		7,668,000
Number of vote		20
First Grant [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Granted shares	1,800,000
Period eligible to receive consultant services	24 years
Second Grant [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Granted shares	1,000,000
Period eligible to receive consultant services	24 years
Equity Incentive Plan 2025 [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common share issued	2,800,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Share authorized		500,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common share outstanding						4,332,000
Common share issued						4,332,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common share outstanding						7,668,000
Common share issued						7,668,000